TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Uncertain tax positions, beginning of year	$ 26,659	$ 18,236
Increases in tax positions for prior years	5,105	2,147
Increases in tax positions for current year	15,140	9,926
Settlements		(1,331)
Expiry of the statute of limitations	(2,920)	(2,319)
Uncertain tax positions, end of year	$ 43,984	$ 26,659